Acquisition, Restructuring and Management Fee Costs - Summary of Total Acquisition, Restructuring and Management Fee Costs (Details) - USD ($) $ in Thousands		3 Months Ended				9 Months Ended				12 Months Ended
		Sep. 26, 2021		Sep. 27, 2020		Sep. 26, 2021		Sep. 27, 2020		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Business Combination and Asset Acquisition [Abstract]
Acquisitions	[1]	$ 204		$ 137		$ 3,415		$ 1,301
Restructuring		140	[2]	955	[2]	1,265	[2]	4,323	[2]	$ 5,309	$ 3,538	$ 1,220
Management fees	[3]	23,274		894		25,813		2,665
Earn out adjustment	[4]	0		0		17,173		0
Total acquisition, restructuring and management fees		$ 23,618		$ 1,986		$ 47,666		$ 8,289		$ 15,832	$ 8,604	$ 22,022

[1]	Includes professional fees for legal, accounting, consulting, administrative, and other professional services directly attributable to potential acquisitions.
[2]	Includes costs incurred as part of the restructuring of operations including professional and consulting services.
[3]	Includes acquisition costs and management fees paid to Sentinel Capital Partners, including a fee of $23,275 paid in the 13-week period ended September 26, 2021 upon the closing of the Business Combination.
[4]	A fair value adjustment to the contingent consideration payable from the Simpson acquisition.